Equity Investment in Real Estate and the Managed REITs	12 Months Ended
Dec. 31, 2012
Equity Investments in Real Estate and the Managed REITs
Equity Investments in Real Estate and REITs

Note 7. Equity Investments in Real Estate and the Managed REITs

We own interests in the Managed REITs and unconsolidated real estate investments. We account for our interests in these investments under the equity method of accounting (i.e., at cost, increased or decreased by our share of earnings or losses, less distributions, plus contributions and other adjustments required by equity method accounting, such as basis differences from other-than-temporary impairments). These investments are summarized below.

Income from equity investments in real estate represents our proportionate share of the income or losses of these investments as well as certain depreciation and amortization adjustments related to other-than-temporary impairment charges. The following table presents information about our equity income from the Managed REITs and other jointly-owned investments (in thousands):

	Years Ended December 31,
	2012	2011	2010
Equity earnings from equity investments in the Managed REITs	$5,509	$16,928	$10,480
Other-than-temporary impairment charges on CPA®:16 – Global operating partnership	(9,910)	-	-
Distributions of Available Cash (Note 4)	30,009	15,535	4,468
Deferred revenue earned (Note 4)	8,492	5,662	-
Equity income from the Managed REITs	34,100	38,125	14,948
Equity earnings from other equity investments	28,292	13,103	16,044
Total income from equity investments in real estate and the Managed REITs	$62,392	$51,228	$30,992

Managed REITs

We own interests in the Managed REITs and account for these interests under the equity method because, as their advisor and through our ownership in their common stock, we do not exert control over, but we do have the ability to exercise significant influence on, the Managed REITs. We earn asset management and we earned performance revenue from the Managed REITs and have elected, in certain cases, to receive a portion of this revenue in the form of common stock of the Managed REITs rather than cash.

The following table sets forth certain information about our investments in the Managed REITs (dollars in thousands):

	% of Outstanding Shares Owned at		Carrying Amount of Investment at
Fund	December 31, 2012	December 31, 2011	December 31, 2012 (a)	December 31, 2011
CPA®:15(b)	(c)	7.7%	$-	$93,650
CPA®:16 – Global (d) (e) (f)	18.3%	17.9%	313,441	338,964
CPA®:17 – Global(g)	1.3%	0.9%	38,977	21,277
CWI	0.4%	0.5%	727	121
			$353,145	$454,012

__________

  Includes asset management fees receivable, for which 128,992 shares, 84,595 shares and 9,842 shares of CPA®:17 – Global, CPA®:16 – Global and CWI, respectively, were issued during the first quarter of 2013.
  Prior to the Merger, we received distributions of $5.6 million, $6.9 million and $6.2 million from this investment during 2012, 2011 and 2010, respectively.
  On September 28, 2012, we acquired all the remaining interests in CPA®:15 and now consolidate this entity (Note 3).
  During the year ended December 31, 2012, we recognized other-than-temporary impairment charges totaling $9.9 million on our special member interest in CPA®:16 – Global's operating partnership to reduce the carrying value of our interest in the operating partnership to its estimated fair value (Note 9).
  At December 31, 2011, our investment in CPA®:16 – Global comprised more than 20% of our total assets. Therefore, we refer to the audited financials of CPA®:16 – Global filed on February 26, 2013.
  We received distributions of $39.7 million, $18.6 million and $4.1 million from this investment during 2012, 2011 and 2010, respectively.
  We received distributions of $16.2 million, $10.0 million and $4.7 million from this investment during 2012, 2011 and 2010, respectively.

The following tables present preliminary combined summarized financial information for the Managed REITs. Amounts provided are expected total amounts attributable to the Managed REITs and do not represent our proportionate share (in thousands):

	December 31,
	2012	2011
Assets	$8,052,546	$9,184,111
Liabilities	(3,959,756)	(4,896,116)
Redeemable noncontrolling interests	(21,747)	(21,306)
Noncontrolling interests	(170,140)	(330,873)
Stockholders’ equity	$3,900,903	$3,935,816

	Years Ended December 31,
	2012	2011	2010
Revenues	$809,364	$789,933	$737,369
Expenses (a) (b)	(626,422)	(599,822)	(501,216)
Income from continuing operations	$182,942	$190,111	$236,153
Net income attributable to the Managed REITs (c) (d)	$123,815	$123,479	$189,155

_________

  Total net expenses recognized by the Managed REITs during the year ended December 31, 2012 included $3.1 million of Merger-related expenses incurred by CPA®:15, of which our share was approximately $0.2 million.
  Total net expenses recognized by the Managed REITs during the year ended December 31, 2011 included the following items related to the CPA®:14/16 Merger: (i) $78.8 million of net gains recognized by CPA®:14 in connection with selling certain properties to us, CPA®:17 – Global and third parties, of which our share was approximately $7.4 million; (ii) a net gain of $28.7 million recognized by CPA®:16 – Global in connection with the CPA®:14/16 Merger as a result of the fair value of CPA®:14 exceeding the total merger consideration, of which our share was approximately $5.0 million; (iii) $13.6 million of expenses incurred by CPA®:16 – Global related to the CPA®:14/16 Merger, of which our share was approximately $2.4 million; and (iv) a $2.8 million net loss recognized by CPA®:16 – Global in connection with the prepayment of certain non-recourse mortgages, of which our share was approximately $0.5 million.
  Inclusive of impairment charges recognized by the Managed REITs totaling $25.0 million, $57.7 million and $51.4 million during the years ended December 31, 2012, 2011 and 2010, respectively, of which $6.9 million, $45.1 million and $17.4 million were included in discontinued operations, respectively. These impairment charges reduced our income earned from these investments by approximately $4.2 million, $7.8 million and $3.0 million during the years ended December 31, 2012, 2011 and 2010, respectively.
  Amounts included net gains on sale of real estate recorded by the Managed REITs totaling $35.4 million, $45.4 million and $30.5 million during the years ended December 31, 2012, 2011 and 2010, respectively, of which $29.6 million, $16.7 million and $14.6 million, were reflected within discontinued operations, respectively.

Interests in Unconsolidated Real Estate Investments

We own interests in single-tenant net leased properties that are leased to corporations through noncontrolling interests (i) in partnerships and limited liability companies that we do not control but over which we exercise significant influence or (ii) as tenants-in-common subject to common control. Generally, the underlying investments are jointly-owned with affiliates. We account for these investments under the equity method of accounting.

The following table sets forth our ownership interests in our equity investments in real estate, excluding the Managed REITs, and their respective carrying values (dollars in thousands):

	Ownership Interest	Carrying Value at December 31,
Lessee	at December 31, 2012	2012	2011
Schuler A.G. (a) (b) (c) (d)	67%	$62,006	$19,958
Hellweg Die Profi-Baumarkte GmbH & Co. KG (Hellweg 2) (a) (c)	45%	42,387	1,062
Advanced Micro Devices (b) (e)	33%	23,667	-
The New York Times Company(f)	18%	20,584	19,647
C1000 Logistiek Vastgoed B.V. (a) (b) (e)	15%	14,929	-
Del Monte Corporation (b) (e)	50%	8,318	-
U. S. Airways Group, Inc. (b) (g)	75%	7,995	7,415
The Talaria Company (Hinckley) (e) (h)	30%	7,702	-
The Upper Deck Company (b) (e)	50%	7,198	-
Waldaschaff Automotive GmbH and Wagon Automotive Nagold GmbH (a) (e)	33%	6,323	-
Builders FirstSource, Inc. (e)	40%	5,138	-
PETsMART, Inc. (e)	30%	3,808	-
Consolidated Systems, Inc. (b)	60%	3,278	3,387
Carrefour France, SAS (a)	(i)	-	20,014
Médica – France, S.A. (a)	(j)	-	4,430
Hologic, Inc.	(i)	-	4,429
Childtime Childcare, Inc.	(i)	-	4,419
Symphony IRI Group, Inc. (k) (l) (m)	(i)	-	(24)
SaarOTEC (a) (e) (l)	50%	(116)	-
Wanbishi Archives Co. Ltd. (a) (l) (n)	3%	(736)	-
		$212,481	$84,737

__________

  The carrying value of the investment is affected by the impact of fluctuations in the exchange rate of the foreign currency.
  Represents a tenancy-in-common interest, under which the investment is under common control by us and our investment partner.
  In connection with the Merger, we acquired an additional interest in this investment from CPA®:15.
  We received distributions of $8.2 million, $2.4 million and $2.3 million from this investment during 2012, 2011 and 2010, respectively.
  We acquired our interest in this investment in connection with the Merger (Note 3).
  We received distributions of $3.2 million and $4.4 million from this investment during 2012 and 2011, respectively.
  We received distributions of $2.4 million, $2.2 million and $2.5 million from this investment during 2012, 2011 and 2010, respectively.
  This investment was sold in October 2013.
  In connection with the Merger, we acquired the remaining interest in this investment from CPA®:15. Subsequent to the Merger, we consolidate this investment.
  In April 2012, this jointly-owned entity sold its interests in the investment for approximately $76.5 million and recognized a net gain on sale of approximately $34.0 million. Our share of the gain was approximately $15.1 million. Amounts are based on the exchange rate of the euro on the date of sale.
  In 2011, this jointly-owned entity sold one of its properties and distributed the proceeds to the entity partners. Our share of the proceeds was approximately $1.4 million, which exceeded our total investment in the entity at that time. During the first quarter of 2011, we recognized an other-than-temporary impairment charge of $0.2 million to reflect the decline in the estimated fair value of the entity's underlying net assets in comparison with the carrying value of our interest in this investment.
  At December 31, 2012, or 2011, as applicable, we intended to fund our share of the investment's future operating deficits if the need arose. However, we had no legal obligation to pay for any of the investment's liabilities nor did we have any legal obligation to fund operating deficits.
  We received distributions of $2.6 million from this investment during 2011.
  We acquired our interest in this investment in 2012 as discussed below.

The following tables present combined summarized financial information of our equity investments. Amounts provided are the total amounts attributable to the investments and do not represent our proportionate share (in thousands):

	December 31,
	2012	2011
Assets	$1,286,294	$1,026,124
Liabilities	(799,422)	(706,244)
Redeemable noncontrolling interest	(21,747)	(21,306)
Partners’/members’ equity	$465,125	$298,574

	Years Ended December 31,
	2012	2011	2010
Revenues	$108,242	$118,819	$146,214
Expenses	(64,453)	(75,992)	(79,665)
Impairment charges (b)	-	(8,602)	-
Income from continuing operations	$43,789	$34,225	$66,549
Net income attributable to equity method investees (a) (b)	$79,591	$34,225	$66,549

__________

  Amount during the year ended December 31, 2012 included a net gain of approximately $34.0 million recognized by a jointly-owned entity as a result of selling its interests in the Médica investment. Our share of the gain was approximately $15.1 million.
  Amount during the year ended December 31, 2011 included an impairment charge of $8.6 million incurred by a jointly-owned entity that leased property to Symphony IRI Group, Inc. in connection with a potential sale of the property, of which our share was approximately $0.4 million. The entity completed the sale in June 2011.

2012 – In December 2012, an entity in which we and CPA®:17 – Global hold 3% and 97% interests, respectively, purchased a distribution/warehouse in Japan for $52.1 million. Our share of the purchase price was approximately $1.5 million. We account for this investment under the equity method of accounting, as we do not have a controlling interest in the entity but exercise significant influence over it. In connection with this investment, the entity obtained mortgage financing on the property of $31.6 million at an annual interest rate of 2% and term of five years. Our share of the financing was approximately $0.9 million. Amounts are based on the exchange rate of the Japanese yen on the date of acquisition.